GENERAL (Liquidity and Capital Resources) (Details) $ / shares in Units, $ in Thousands					3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 28, 2017 USD ($) $ / shares shares	Aug. 09, 2017 USD ($)	Aug. 03, 2017 USD ($) $ / shares shares	Mar. 16, 2017 $ / shares	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($) $ / shares	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($) $ / shares	Dec. 31, 2016 USD ($)	Aug. 03, 2017 ₪ / shares shares
Share Capital [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 10.2		$ 10.2
Debt Instrument, Convertible, Conversion Price				$ 3.0544
Warrant Expiration Period				5 years
Cash and Cash Equivalents, at Carrying Value | $					$ 1,325	$ 7,821	$ 1,325	$ 7,821	$ 4,593
Estimated Offering Expenses | $			$ 2,200
Income (Loss) from Continuing Operations, Net of Tax | $					$ 1,142	$ 3,260	$ 2,904	$ 6,605	$ 13,184
Subsequent Event [Member]
Share Capital [Line Items]
Proceeds from sale of stock | $	$ 2,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares	2,173,914
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.15
Sale of Stock, Consideration Received on Transaction | $		$ 2,712
Warrant Expiration Period	5 years
Debt Conversion, Converted Instrument, Shares Issued | shares	2,173,914
Subsequent Event [Member] | Convertible Debt [Member]
Share Capital [Line Items]
Debt Instrument, Term	30 years
Debt Instrument, Convertible, Conversion Price	$ 0.92
Subsequent Event [Member] | Convertible Debt [Member] | Minimum [Member]
Share Capital [Line Items]
Debt Instrument, Convertible, Conversion Price	$ 0.20
Subsequent Event [Member] | Series A Warrant [Member]
Share Capital [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares			0.50							0.50
Class A Units [Member] | Subsequent Event [Member]
Share Capital [Line Items]
Stock sold in agreement | shares			138,000
Price per unit			$ 1.40
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 1.50
Sale of Stock, Price Per Share | ₪ / shares										₪ 7.2
Warrant Expiration Period			5 years
Class B Units [Member] | Subsequent Event [Member]
Share Capital [Line Items]
Stock sold in agreement | shares			1,811,974
Price per unit			$ 1.39
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.01